INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 127,171	$ 145,894
Work in process	118,642	116,698
Finished goods	22,482	20,096
Total Inventory	268,295	282,688
Aggregate inventory write-downs	$ 8,803	$ 8,327